Provision for Employee Benefits (Details) - Schedule of Retired Benefit Plan - USD ($)		Jun. 30, 2023	Jun. 30, 2022
Schedule of Retired Benefit Plan [Abstract]
Defined benefit obligations at January 1,		$ 4,849,614	$ 5,819,132
Estimate for the six months period	[1]	(74,552)	(348,418)
Defined benefit obligations at June 30,		$ 4,775,062	$ 5,470,714

[1]	The estimate represents the difference between the Company’s estimated defined benefit obligations based on employees’ past service and expected future salary at the beginning of the fiscal year and the end of the six months period.